SUBSEQUENT EVENTS (Details Narrative) - USD ($)														1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 09, 2023	Sep. 09, 2023	Sep. 02, 2023	Jul. 27, 2023	Jul. 05, 2023	Apr. 06, 2023	Mar. 03, 2023	Feb. 26, 2023	Feb. 08, 2023	Feb. 06, 2023	Feb. 03, 2023	Dec. 31, 2022	Feb. 09, 2022	Sep. 09, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2024	Jul. 31, 2023	Jul. 07, 2023	Jul. 01, 2023	Jun. 02, 2023	Jun. 01, 2023	May 04, 2023	May 01, 2023	Mar. 31, 2023	Feb. 01, 2023	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Payment to acquire restricted investments																$ 204,020,000
Proceeds from related party debt															850,000
DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Share price								$ 10.00
Net settlement amount												$ 93,000
Due from related party															$ 2,263,000											$ 1,963,000		$ 1,885,000
Related Party [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Due from related party												7,185,000					$ 7,185,000
Due to related party												$ 7,277,000					$ 7,277,000
DIH Cayman [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Aggregate principal amount					$ 135,000			$ 405,000													$ 135,000	$ 135,000	$ 135,000	$ 135,000	$ 135,000
IPO [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments													$ 204,020,000
Stock issued during period, shares, new issues															303,000		303,000
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity, shares outstanding												20,200,000			5,670,123		20,200,000										5,670,123		0
Temporary equity, redemption price per share												$ 10.24			$ 10.62		$ 10.24												$ 0
Common Class A [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Share price								$ 10.00
Stock issued during period, shares, new issues								6,000,000
Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues													20,200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments										$ 13,500,000
Subsequent event, description				the Company held an extraordinary general meeting of shareholders (the “July Extraordinary General Meeting”), to, among other things, approve (i) a special resolution to amend the amended and restated articles of association of the Company (the “Articles”) giving the Company the right to further extend the Business Combination Period six (6) times for an additional one (1) month each time, from August 9, 2023 to February 7, 2024 (the “Second Extension Amendment”) and (ii) the proposal to approve the Second Trust Amendment (as defined below). All proposals at the July Extraordinary General Meeting were approved by the shareholders of the Company. As such, the Company and Transfer Agent entered into Amendment No. 2 to the Investment Management Trust Agreement, to allow ATAK to extend the Business Combination Period six (6) times for an additional one (1) month each time from August 9, 2023 to February 9, 2024 by depositing into the Trust Account for each one-month extension the lesser of: (x) $135,000 or (y) $0.045 per share multiplied by the number of public shares then outstanding (the “Second Trust Amendment”). In addition, on July 27, 2023, the Company adopted the Second Extension Amendment, amending the Company’s Articles.
Description of board of meeting											On February 3, 2023, the Company held an Extraordinary General Meeting held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), to approve (i) a special resolution to amend the Company’s Amended and Restated Articles of Association giving the Company the right to extend the Combination Period six (6) times for an additional one (1) month each time, from February 9, 2023 to August 9, 2023 (the “Extension Amendment”) and (ii) the proposal to approve the Trust Amendment
Description of extension of business combination period										On February 6, 2023, the Company and Trustee entered into Amendment No. 1 to the Investment Management Trust Agreement, to allow the Company to extend the date by which it has to consummate a business combination (the “Combination Period”) six (6) times for an additional one (1) month each time from February 9, 2023 to August 9, 2023 by depositing into the Trust Account for each one-month extension the lesser of: (x) $135,000 or (y) $0.045 per share multiplied by the number of public shares then outstanding (the “Trust Amendment”).
Share price										$ 0.045
Subsequent Event [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Net settlement amount												$ 93,000
Subsequent Event [Member] | Related Party [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Due from related party												7,185,000					$ 7,185,000
Due to related party												$ 7,277,000					$ 7,277,000
Subsequent Event [Member] | DIH Cayman [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Aggregate principal amount					135,000																$ 135,000	$ 135,000	$ 135,000	$ 135,000	$ 135,000
Subsequent Event [Member] | Safe Gait Acquisition [Member] | DIH Holding US, Inc. [Member]
Subsequent Event [Line Items]
Aggregate principal amount																		$ 200,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Temporary equity, redemption price per share										$ 10.2769
Temporary equity, aggregate amount of redemption requirement										$ 149,300,000
Remaining amount held in trust account										$ 58,300,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity, shares outstanding				362,831
Temporary equity, redemption price per share				$ 10.68
Temporary equity, aggregate amount of redemption requirement				$ 3,900,000
Temporary equity aggregate amount of redemption in trust account				$ 56,700,000
Stock issued during period, shares, new issues										14,529,877
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments					$ 135,000
Aggregate principal amount							$ 810,000												$ 810,000	$ 100,000
Desposit trust account	$ 135,000	$ 135,000												$ 135,000
Debt instrument, issued, principal			$ 50,000
Debt instrument interest rate							0.00%
Debt instrument maturity date, description							the date of the consummation of the Company’s initial business combination, or (b) the date of the Company’s liquidation.
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Debt instrument, description									does not bear interest, and matures (subject to the waiver against trust provisions) upon the earlier of (i) two (2) days following the date on which the Company’s initial business combination is consummated or liquidation and (ii) August 31, 2023.
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Second Extension [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 135,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Sponsor [Member] | Second Extension [Member]
Subsequent Event [Line Items]
Proceeds from related party debt						135,000
Subsequent Event [Member] | Unsecured Promissory Extension Note [Member]
Subsequent Event [Line Items]
Maturity Period Of Notes									2 days
Subsequent Event [Member] | Unsecured Promissory Extension Note [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Debt instrument interest rate									0.00%
Subsequent Event [Member] | Unsecured Promissory Extension Note [Member] | Sponsor LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount									$ 13,500,000
Share price									$ 10.00
Number of days after consummation of business combination within which the extension note as to be repaid									20 days
Subsequent Event [Member] | Working Capital Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount									$ 9,000,000
Maturity Period Of Notes									2 days
Subsequent Event [Member] | Working Capital Loan From The Sponsor [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 100,000